Deposits and other borrowings (Tables)	12 Months Ended
Sep. 30, 2018
Deposits and other borrowings
Schedule of total deposits and other borrowings

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Australia
Certificates of deposit	28,746	37,515	28,746	37,515
Non-interest bearing, repayable at call	41,783	40,324	41,783	40,324
Other interest bearing at call1	233,052	224,268	233,052	223,686
Other interest bearing term1	171,832	156,249	171,832	156,249

Total Australia	475,413	458,356	475,413	457,774

New Zealand
Certificates of deposit	1,116	546	-	-
Non-interest bearing, repayable at call	5,406	4,853	-	-
Other interest bearing at call	21,368	21,273	-	-
Other interest bearing term	29,897	27,620	3	-

Total New Zealand	57,787	54,292	3	-

Other overseas
Certificates of deposit	11,672	8,860	11,672	8,860
Non-interest bearing, repayable at call	830	810	352	322
Other interest bearing at call	1,638	1,505	1,249	1,150
Other interest bearing term	11,945	9,768	11,779	9,587

Total other overseas	26,085	20,943	25,052	19,919

Total deposits and other borrowings	559,285	533,591	500,468	477,693

Deposits and other borrowings at fair value2	41,178	46,569	40,062	46,023
Deposits and other borrowings at amortised cost	518,107	487,022	460,406	431,670

Total deposits and other borrowings	559,285	533,591	500,468	477,693

1Comparatives have been revised for consistency.
2The contractual outstanding amount payable at maturity for the Group is $41,330 million (2017: $46,713 million) and for the Parent Entity is $40,214 million (2017: $46,168 million).

Schedule of average balances and average rates for major categories of deposits

Consolidated	2018		2017		2016
	Average	Average	Average	Average	Average	Average
	Balance	Rate	Balance	Rate	Balance	Rate
	$m	%	$m	%	$m	%
Australia
Non-interest bearing	41,156		39,355		35,732
Certificates of deposit	31,424	2.0%	33,350	2.0%	31,165	2.4%
Other interest bearing at call1	228,328	1.2%	222,122	1.1%	208,333	1.5%
Other interest bearing term1	162,254	2.5%	154,114	2.7%	136,617	2.9%

Total Australia	463,162		448,941		411,847

Overseas
Non-interest bearing	6,021		5,527		5,051
Certificates of deposit	13,008	1.9%	13,151	1.4%	16,938	0.9%
Other interest bearing at call	23,017	1.2%	24,163	1.3%	24,686	1.9%
Other interest bearing term	41,942	2.8%	37,813	2.7%	35,963	2.7%

Total overseas	83,988		80,654		82,638

1Comparatives have been revised for consistency.

Schedule of maturity profile of certificates of deposit and term deposits greater than US$100,000

Consolidated 2018			Between
		Between	6 Months
	Less Than	3 and	and
$m	3 Months	6 Months	1 Year	Over 1 Year	Total
Certificates of deposit greater than US$100,000	14,181	13,176	1,285	104	28,746
Term deposits greater than US$100,000	84,292	30,627	27,139	8,848	150,906